Financial Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 28, 2018	Jul. 17, 2018	Mar. 15, 2018
Disclosure of detailed information about borrowings [line items]
Outstanding balance		€ 44,729
Drawndown		3,973	€ 4,844	€ 10,332
Repayments of loans, borrowings and promissory notes		(4,040)	(6,711)	(8,506)
Syndicated Facility Due March 15, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		5,500					€ 5,500
Outstanding balance		0
Drawndown		0
Repayments of loans, borrowings and promissory notes		0
Bilateral Loan due January 30, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Outstanding balance		100
Drawndown		100
Repayments of loans, borrowings and promissory notes		0
Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		1,000
Outstanding balance		1,000
Drawndown		0
Repayments of loans, borrowings and promissory notes		(500)
Early repayment of debt						€ 500
Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Outstanding balance		1,500
Drawndown		750
Repayments of loans, borrowings and promissory notes		0
Bilateral Loan due October 22, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Outstanding balance		100
Drawndown		100
Repayments of loans, borrowings and promissory notes		0
Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		385
Outstanding balance		385
Drawndown		385
Repayments of loans, borrowings and promissory notes		0
Bilateral Loan due September 28, 2018
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Outstanding balance		0
Drawndown		0
Repayments of loans, borrowings and promissory notes		(300)
Early repayment of debt					€ 300
Syndicated Facility due December 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		300
Outstanding balance		300
Drawndown		300
Repayments of loans, borrowings and promissory notes		0
Maturity extension period on borrowings	12 months
Syndicated facility due February 18, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		3,000
Drawndown		0	0	1,280
Repayments of loans, borrowings and promissory notes		0	0	(1,980)
Early cancellation of debt							3,000
Syndicated facility due February 19, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		2,500
Repayments of loans, borrowings and promissory notes		€ 0	€ (550)	€ 0
Early cancellation of debt							€ 2,500